Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
At December 31, 2016, 2017 and 2018, the land furniture and equipment are made up as follows:

			Business		Foreign currency
	12/31/2016		acquisition		translation		Additions		Disposals transfers		12/31/2017

Land	Ps	302,050	Ps	290	Ps	7					Ps	302,347
Furniture & equipment		60,001		8,801		380	Ps	5,852	Ps	(2,326)		72,708
Machinery & equipment				54,723		2,843		7,817				65,383
Computer equipment				12,231		464		2,872				15,567
Transport equipment				18,980		975		958				20,913
Improvements to leased premises				42,532		2,384						44,916
Accumulated depreciation		(38,952)						(22,903)		2,326		(59,529)

		323,099		137,557		7,053		(5,404)				462,305
Equipment in transit				1,772		92		9,069				10,933

	Ps	323,099	Ps	139,329	Ps	7,145	Ps	3,665	Ps		Ps	473,238

			Foreign currency
	12/31/2017		translation		Additions		Disposals transfers		12/31/2018

Land	Ps	302,347	Ps	(24)					Ps	302,323
Furniture & equipment		72,708		(335)	Ps	11,093				83,466
Machinery & equipment		65,383		(150)		15,278				80,511
Computer equipment		15,567		(337)		30,860	Ps	(278)		45,812
Transport equipment		20,913		(64)		1,215				22,064
Improvements to leased premises		44,916		52		15,672				60,640
Accumulated depreciation		(59,529)		(929)		(44,298)		278		(104,478)

		462,305		(1,787)		29,820				490,338

Equipment in transit		10,933		(230)		57,439				68,142

	Ps	473,238	Ps	(2,017)	Ps	87,259	Ps		Ps	558,480